Convertible Notes	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Convertible notes

Note 7 — Convertible notes

On July 22, 2024, the Company entered into a Merger Agreement, see note 1.D.

In June 2024, the Company received an advance amount of $1,200 thousands as liability for issuance of convertible notes (the “Advance”). The Advance bore interest of 8% per year, accrued daily and was replaced with convertible notes as described below.

On July 22, 2024, as part of the Merger Agreement, Alpha Capital Anstalt, a Liechtenstein Anstalt, an affiliate of the Sponsor, provided the Company a loan in an aggregate amount of $3,400,000 in the form of convertible promissory notes (collectively, the “2024 Convertible Notes”) provided that the Company will have the ability to raise an additional $2,600,000 (for a total aggregate amount of $6,000,000).

During the period from June until December 2024, and as a part of the 2024 Convertible Notes described above, the Company entered into agreements with several investors for issuance of convertible notes, for a total consideration of approximately $6,000 thousand.

The Convertible Notes bear interest of 8% and shall be due and payable on the earlier of July 21, 2025, or the date of consummation of a Qualified Offering (as defined in the agreement).

In February 2025, the Company issued to Alpha Capital Anstalt, an affiliate of the Sponsor, a promissory note with a principal amount of $1,000,000. The full amount of principal was due on the earlier of (i) April 30, 2025 or (ii) one calendar day prior to the consummation of the Merger. Upon an event of default, which includes the Company’s failure to pay the principal amount when due and payable, Alpha Capital Anstalt can elect to exchange such promissory note for a convertible note that is identical to the 2024 Convertible Notes. Commencing 5 days after the occurrence of an event of default that results in the acceleration of the promissory note, interest shall accrue at a rate of 12% per annum or such lower maximum amount of interest permitted to be charged under applicable law. In December 2025, and since the promissory note was not repaid by then, Alpha Capital Anstalt and the Company signed an amendment to the promissory note, agreeing that it will be exchanged for a convertible note that is identical to the 2024 Convertible Notes.

On December 11, 2025 and December 18, 2025 the maturity dates of the 2024 Convertible Notes were extended to the earlier of March 31, 2026 or the date of a Qualified Offering.

The Convertible Notes are convertible in different scenarios, including in the event of a Qualified Offering that is a Merger (as defined in the agreement). The Convertible Notes can be converted in case of a Voluntary Conversion, in which the holders shall have the right, but not the obligation, at any time prior to the Maturity Date (as defined in the agreement), to convert any or all of the Company’s obligations represented by the Convertible Notes into a number of shares of Preferred Stock determined by dividing the Valuation Cap by the Company’s Fully-Diluted Capitalization as of such date (the “Conversion Price”). The Valuation Cap is defined as $30 million.

In case of a Merger, the Convertible Notes shall automatically convert into the Series B Preferred Stock of the Company immediately prior to the effective time of the Merger by dividing the Note’s principal amount by the Note’s Conversion Price.

In addition, in the event that, within 18 months following the closing date, the company issues any securities at an effective per-share price lower than the then-current Conversion Price of the preferred stock, the Conversion Price will be adjusted to that lower price, and the number of shares issuable upon conversion of the preferred stock will increase accordingly. This adjustment is subject to a floor, which will be the greater of (i) USD 0.10, or (ii) 20% of the closing bid price of the common stock on the date immediately preceding the Effective Date of the Merger.

The 2024 Convertible Notes are in the legal form of a debt and thus in the scope of ASC 470. The Company elected the fair value option for the 2024 Convertible Notes. Thus, the 2024 Convertible Notes are measured at fair value with subsequent changes recognized in the consolidated statement of operations.

In 2025, no changes in fair value were attributed to the Company’s own credit risk. The shares issuable upon the conversion of the Convertible Notes are not included in the diluted loss per share, as their effect is anti-dilutive. For details regarding the fair value measurement of the Convertible notes instruments — see Note 17.